13F-HR
1
mcl@oakvalue.com
NONE

MARGARET C. LANDIS
919 419-1900

0000936699
2$wkdrmw
07/30/2004

13F-HR
2Q04 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: 06/30/2004
                                         ---------------

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     OAK VALUE CAPITAL MANAGEMENT, INC.
Address:  3100 TOWER BOULEVARD, 7TH FLOOR
          DURHAM, NC 27707


Form 13F File Number: 28-4628
                         ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: MARGARET C. LANDIS
Title:VICE PRESIDENT, DIRECTOR OF COMPLIANCE
Phone:919-419-1900

Signature, Place, and Date of Signing:

[s] Margaret C. Landis			Durham, NC		07/30/2004
----------------------     ----------------------------     -------------------
[Signature]                      [City, State]                    [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
                                   ----------------------

Form 13F Information Table Entry Total: 48
                                        ----------------------

Form 13F Information Table Value Total: 1,251,775
                                        ----------------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Berkshire Hathaway - Cl. A                      084670108   113411     1275 SH       SOLE                     1275
AFLAC                          COM              001055102    26849   657899 SH       SOLE                   510300            147599
                                                              8283   202975 SH       DEFINED 01             202975
Ambac Financial Group, Inc.    COM              023139108    52850   719637 SH       SOLE                   604244            115393
                                                             12685   172725 SH       DEFINED 01             172725
AutoZone Inc                   COM              053332102    40677   507825 SH       SOLE                   411875             95950
                                                             12343   154100 SH       DEFINED 01             154100
Berkshire Hathaway - Cl. A     COM              084670108    23839      268 SH       SOLE                      153               115
                                                             10229      115 SH       DEFINED 01                115
Berkshire Hathaway - Cl. B     COM              084670207    65557    22185 SH       SOLE                    20199              1986
                                                             15995     5413 SH       DEFINED 01               5413
Cadbury Schweppes PLC-SP ADR   COM              127209302    43941  1252592 SH       SOLE                  1016475            236117
                                                             13115   373850 SH       DEFINED 01             373850
Cendant Corp.                  COM              151313103    74392  3038871 SH       SOLE                  2526838            512033
                                                             14569   595150 SH       DEFINED 01             595150
Certegy                        COM              156880106    23975   617912 SH       SOLE                   476291            141621
                                                              7356   189600 SH       DEFINED 01             189600
Closure Medical Corporation    COM              189093107     1376    54800 SH       SOLE                    54800
Comcast Class A Special        COM              20030N200    55440  2007968 SH       SOLE                  1670343            337625
                                                             15240   551975 SH       DEFINED 01             551975
Constellation Brands, Inc.     COM              21036P108    62607  1686163 SH       SOLE                  1355788            330375
                                                             18528   499000 SH       DEFINED 01             499000
Cox Communications             COM              224044107    29424  1058783 SH       SOLE                   847033            211750
                                                              8870   319175 SH       DEFINED 01             319175
Dow Jones & Co.                COM              260561105    32677   724535 SH       SOLE                   568060            156475
                                                             10785   239125 SH       DEFINED 01             239125
E. W. Scripps Co.              COM              811054204    45183   430312 SH       SOLE                   339243             91069
                                                             13543   128985 SH       DEFINED 01             128985
Equifax                        COM              294429105    30637  1237863 SH       SOLE                   968030            269833
                                                             11290   456175 SH       DEFINED 01             456175
Hewlett-Packard Co.            COM              428236103    26867  1273308 SH       SOLE                  1038007            235301
                                                              6500   308075 SH       DEFINED 01             308075
IMS Health                     COM              449934108    29190  1245288 SH       SOLE                   971913            273375
                                                              8806   375700 SH       DEFINED 01             375700
Johnson & Johnson              COM              478160104     2128    38210 SH       SOLE                    38210
Merck & Co.                    COM              589331107    26246   552542 SH       SOLE                   440821            111721
                                                              7534   158605 SH       DEFINED 01             158605
PartnerRe Ltd Bermuda          COM              G6852T105    31567   556434 SH       SOLE                   440205            116229
                                                             11346   200000 SH       DEFINED 01             200000
Ross Stores, Inc.              COM              778296103    15761   588968 SH       SOLE                   451585            137383
                                                              6507   243150 SH       DEFINED 01             243150
Time Warner, Inc.              COM              887317105    46181  2626920 SH       SOLE                  2160637            466283
                                                             14282   812425 SH       DEFINED 01             812425
Washington Post Co. Class B    COM              939640108     4952     5325 SH       SOLE                     5325
XL Cap Ltd.                    COM              G98255105    43483   576234 SH       SOLE                   463555            112679
                                                             13004   172325 SH       DEFINED 01             172325
Zale Corp                      COM              988858106    45025  1651680 SH       SOLE                  1362530            289150
                                                             16731   613750 SH       DEFINED 01             613750